UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.4%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, April 1, 2046			$7,000,000	$7,400,313

				7,400,313
U.S. Government Agency Mortgage Obligations (54.3%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, April 1, 2046			3,000,000	3,363,281
4 1/2s, TBA, April 1, 2046			2,000,000	2,176,562
4s, TBA, April 1, 2046			1,000,000	1,068,672
3 1/2s, TBA, May 1, 2046			24,000,000	25,118,424
3 1/2s, TBA, April 1, 2046			35,000,000	36,700,783
3s, TBA, May 1, 2046			17,000,000	17,403,750
3s, TBA, April 1, 2046			33,000,000	33,853,360

				119,684,832

Total U.S. government and agency mortgage obligations (cost $126,866,721)				$127,085,145

MORTGAGE-BACKED SECURITIES (45.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.038s, 2037			$47,750	$78,762
IFB Ser. 2979, Class AS, 22.674s, 2034			6,662	7,276
IFB Ser. 3072, Class SM, 22.197s, 2035			127,074	197,115
IFB Ser. 3249, Class PS, 20.836s, 2036			97,331	148,748
IFB Ser. 3065, Class DC, 18.551s, 2035			270,098	398,998
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,104,951	322,689
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,024,073	155,352
Ser. 4024, Class PI, IO, 4 1/2s, 2041			2,385,630	373,237
Ser. 4546, Class TI, 4s, 2045			1,595,229	207,380
Ser. 4462, IO, 4s, 2045			1,204,370	205,116
Ser. 4425, IO, 4s, 2045			4,508,918	541,431
Ser. 4452, Class QI, IO, 4s, 2044(F)			3,350,997	511,697
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,320,916	409,153
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,539,231	202,338
Ser. 4166, Class PI, IO, 3 1/2s, 2041			1,989,698	261,619
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,032,566	216,276
Ser. 4210, Class PI, IO, 3s, 2041			2,430,212	193,373
FRB Ser. 57, Class 1AX, IO, 0.378s, 2043			1,332,705	14,243
Ser. 3300, PO, zero %, 2037			36,286	32,417
Ser. 3326, Class WF, zero %, 2035			927	773

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.302s, 2036			59,817	117,971
IFB Ser. 06-8, Class HP, 22.979s, 2036			192,532	330,975
IFB Ser. 07-53, Class SP, 22.612s, 2037			126,933	198,034
IFB Ser. 08-24, Class SP, 21.696s, 2038			144,590	208,467
IFB Ser. 05-122, Class SE, 21.585s, 2035			176,155	263,593
IFB Ser. 05-83, Class QP, 16.268s, 2034			144,755	191,432
Ser. 374, Class 6, IO, 5 1/2s, 2036			222,552	44,530
IFB Ser. 13-103, Class SK, IO, 5.487s, 2043			1,589,172	386,702
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.433s, 2025			1,845,000	1,834,727
Ser. 12-132, Class PI, IO, 5s, 2042			5,151,403	820,680
Ser. 378, Class 19, IO, 5s, 2035			709,588	134,822
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			635,463	130,082
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			4,075,292	523,100
Ser. 409, Class 81, IO, 4 1/2s, 2040			3,003,176	470,727
Ser. 409, Class 82, IO, 4 1/2s, 2040			1,995,687	312,553
Ser. 366, Class 22, IO, 4 1/2s, 2035			205,652	10,670
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.433s, 2025			88,000	85,226
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.433s, 2025			120,000	116,752
Ser. 15-88, Class QI, IO, 4s, 2044			2,560,569	270,321
Ser. 13-41, Class IP, IO, 4s, 2043			2,005,180	322,232
Ser. 13-44, Class PI, IO, 4s, 2043			1,890,513	267,995
Ser. 12-96, Class PI, IO, 4s, 2041			833,287	107,696
Ser. 409, Class C16, IO, 4s, 2040			2,326,440	348,182
Ser. 13-35, Class IP, IO, 3s, 2042(F)			2,537,640	238,978
Ser. 13-53, Class JI, IO, 3s, 2041			2,814,227	285,081
Ser. 13-23, Class PI, IO, 3s, 2041			2,886,717	218,727
FRB Ser. 03-W10, Class 1, IO, 0.719s, 2043			407,610	6,417
Ser. 99-51, Class N, PO, zero %, 2029			11,679	10,511

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.719s, 2030			1,175,378	24,977

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.718s, 2043			1,433,617	234,253
IFB Ser. 14-41, Class SK, IO, 5.659s, 2044			2,259,741	423,701
IFB Ser. 13-99, Class VS, IO, 5.659s, 2043			917,821	175,744
Ser. 14-122, Class IC, IO, 5s, 2044			1,307,501	250,530
Ser. 14-76, IO, 5s, 2044			1,581,779	272,791
Ser. 15-187, Class KI, IO, 5s, 2043			2,914,866	348,297
Ser. 13-22, Class OI, IO, 5s, 2043			2,720,237	472,834
Ser. 13-3, Class IT, IO, 5s, 2043			1,657,176	288,125
Ser. 13-6, Class IC, IO, 5s, 2043			1,087,765	195,580
Ser. 12-146, IO, 5s, 2042			2,555,848	450,673
Ser. 13-130, Class IB, IO, 5s, 2040			1,052,972	75,175
Ser. 13-16, Class IB, IO, 5s, 2040			1,014,185	40,512
Ser. 11-41, Class BI, IO, 5s, 2040			833,148	63,273
Ser. 10-35, Class UI, IO, 5s, 2040			891,162	157,500
Ser. 10-20, Class UI, IO, 5s, 2040			1,290,214	217,027
Ser. 10-9, Class UI, IO, 5s, 2040			5,751,121	994,587
Ser. 09-121, Class UI, IO, 5s, 2039			3,294,799	583,805
Ser. 15-79, Class GI, IO, 5s, 2039			1,140,140	196,431
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			3,793,170	614,497
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			1,679,791	185,200
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			534,531	79,827
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			243,335	26,339
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,585,883	419,870
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,668,696	435,171
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			2,697,750	429,169
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,308,142	208,210
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,064,727	226,915
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			590,087	49,951
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			2,668,390	180,944
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			524,676	19,140
Ser. 15-186, Class AI, IO, 4s, 2045			7,129,091	1,049,901
Ser. 15-40, IO, 4s, 2045			3,390,405	707,971
Ser. 13-165, Class IL, IO, 4s, 2043			1,482,489	232,039
Ser. 12-47, Class CI, IO, 4s, 2042			2,622,708	399,128
Ser. 15-64, Class PI, IO, 3 1/2s, 2045			3,457,047	320,987
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,202,371	179,500
Ser. 13-76, IO, 3 1/2s, 2043			4,987,114	489,336
Ser. 13-28, IO, 3 1/2s, 2043			1,703,657	195,921
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			2,374,434	219,255
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,678,626	334,240
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,562,456	232,517
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			2,355,097	433,262
Ser. 15-69, Class IK, IO, 3 1/2s, 2038			3,057,908	395,467
Ser. 13-H08, IO, 2.926s, 2063			4,727,929	381,071
Ser. 16-H02, Class HI, IO, 2.097s, 2066			4,612,118	485,195
Ser. 16-H03, Class AI, IO, 2.051s, 2066			3,297,446	374,214
Ser. 16-H03, Class DI, IO, 2.042s, 2065			3,923,894	428,831
Ser. 15-H24, Class AI, IO, 1.969s, 2065			4,210,223	512,384
Ser. 15-H25, Class EI, IO, 1.834s, 2065			4,079,741	446,324
FRB Ser. 15-H08, Class CI, IO, 1.783s, 2065			2,244,765	228,645
Ser. 15-H23, Class BI, IO, 1.714s, 2065			4,591,720	476,621
Ser. 13-H08, Class CI, IO, 1.659s, 2063			5,663,579	451,387
Ser. 15-H25, Class AI, IO, 1.603s, 2065			7,195,253	683,549
Ser. 15-H26, Class CI, IO, 0.76s, 2065			12,410,837	348,745
Ser. 06-36, Class OD, PO, zero %, 2036			3,256	2,867

				31,085,581
Commercial mortgage-backed securities (21.1%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			964,000	942,895

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.339s, 2051			27,302,090	128,159

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-6, Class G, 5.147s, 2047			829,000	791,695

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			13,604	13,692

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.885s, 2050			319,000	325,182
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			848,000	763,200
FRB Ser. 06-PW11, Class AJ, 5.477s, 2039			223,000	218,261
Ser. 05-PWR7, Class B, 5.214s, 2041			887,085	875,996
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	497,753

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.477s, 2039			673,000	637,668

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044(F)			578,000	552,572
FRB Ser. 07-CD5, Class XS, IO, 0.155s, 2044(F)			20,439,440	38,885

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047			326,000	334,722
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			822,000	723,031

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			385,000	343,101

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 4.9s, 2047			313,000	251,966

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.762s, 2046			2,548,000	2,500,197

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4 3/4s, 2045			700,000	554,626

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046			1,115,000	1,072,630

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.17s, 2046			220,000	201,960
FRB Ser. 14-CR18, Class D, 4.738s, 2047			500,000	382,100
Ser. 13-LC13, Class E, 3.719s, 2046(F)			566,000	413,504
Ser. 14-CR18, Class E, 3.6s, 2047			493,000	304,301

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.717s, 2039			21,747,280	184,852

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			541,037	270,518

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.951s, 2020			1,635,366	24,531

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.475s, 2044			351,201	342,421

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			277,139	276,363

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41s, 2046			699,000	614,910
FRB Ser. 05-GG4, Class XC, IO, 0.439s, 2039			7,586,102	22,758

GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5s, 2044(F)			528,000	489,925
FRB Ser. 14-GC18, Class D, 4.948s, 2047(F)			900,000	675,656
FRB Ser. 14-GC26, Class D, 4.511s, 2047			665,000	491,462
FRB Ser. 13-GC13, Class D, 4.068s, 2046			548,000	457,410

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.311s, 2047			381,000	280,911
FRB Ser. 13-C12, Class E, 4.086s, 2045			138,000	102,810
Ser. 14-C25, Class E, 3.332s, 2047(F)			656,000	380,059

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051			659,500	643,342
FRB Ser. 06-LDP6, Class B, 5.63s, 2043			790,000	782,100
Ser. 06-LDP8, Class B, 5.52s, 2045			308,000	307,230
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			807,000	801,916

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.175s, 2051			449,000	450,482
FRB Ser. 07-CB20, Class C, 6.175s, 2051			1,004,000	914,463
FRB Ser. 11-C3, Class E, 5.606s, 2046			321,000	316,474
FRB Ser. 11-C3, Class F, 5.606s, 2046			401,000	405,812
Ser. 13-C13, Class E, 3.986s, 2046			818,000	632,968
Ser. 13-C10, Class E, 3 1/2s, 2047			833,000	604,758
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			558,000	408,623
FRB Ser. 07-CB20, Class X1, IO, 0.312s, 2051			37,743,308	151,539

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			331,393	338,717
Ser. 98-C4, Class J, 5.6s, 2035			379,000	392,947

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.802s, 2039			406,000	395,850
Ser. 06-C3, Class AJ, 5.72s, 2039			273,000	273,246
Ser. 06-C6, Class E, 5.541s, 2039			900,000	627,750
FRB Ser. 06-C6, Class C, 5.482s, 2039			808,000	759,520

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.313s, 2048			413,000	357,749

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			3,915	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.267s, 2051			269,000	282,396
FRB Ser. 07-C1, Class A3, 5.837s, 2050			5,088	5,084

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.099s, 2049			863,309	89,007

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			1,058,000	1,026,154
Ser. 06-4, Class AJ, 5.239s, 2049			434,000	426,535

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047			465,000	353,851
Ser. 14-C15, Class F, 4s, 2047			440,000	299,865
Ser. 14-C17, Class E, 3 1/2s, 2047(F)			602,000	360,744
Ser. 15-C24, Class D, 3.257s, 2048			383,000	255,741
Ser. 14-C19, Class D, 3 1/4s, 2047			550,000	382,565

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.847s, 2044			470,000	465,300
Ser. 06-HQ9, Class C, 5.842s, 2044			1,638,000	1,628,647
Ser. 07-HQ11, Class C, 5.558s, 2044			986,000	939,165
Ser. 07-HQ11, Class B, 5.538s, 2044(F)			556,000	528,248
FRB Ser. 06-HQ8, Class D, 5.494s, 2044			513,000	430,022
Ser. 06-HQ10, Class B, 5.448s, 2041			385,000	371,527
Ser. 06-HQ10, Class AJ, 5.389s, 2041			257,000	253,042

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.268s, 2043			302,000	297,500

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			773,232	704,708

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			697,137	697,834

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	31,600

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			509,241	127,310

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.048s, 2045			2,148,000	2,127,594
FRB Ser. 06-C25, Class AJ, 5.896s, 2043			70,000	69,993
FRB Ser. 07-C34, IO, 0.301s, 2046			11,549,892	79,694

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			479,000	403,462
FRB Ser. 13-LC12, Class D, 4.298s, 2046(F)			510,000	405,450

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5s, 2045			525,000	419,265
Ser. 11-C4, Class F, 5s, 2044			1,270,000	1,114,806
FRB Ser. 13-C16, Class D, 4.981s, 2046			363,000	328,951
FRB Ser. 14-C19, Class E, 4.971s, 2047			1,128,000	784,094
FRB Ser. 12-C7, Class E, 4.837s, 2045			297,000	278,113
FRB Ser. 13-UBS1, Class E, 4.629s, 2046(F)			555,000	462,466
Ser. 12-C7, Class F, 4 1/2s, 2045			2,626,000	2,186,670
FRB Ser. 13-C15, Class D, 4.48s, 2046			279,000	246,188
Ser. 14-C19, Class D, 4.234s, 2047			629,000	502,532

				46,414,292
Residential mortgage-backed securities (non-agency) (10.2%)

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 2.793s, 2036			800,000	728,960
FRB Ser. 11-RR3, Class 3A6, 2.443s, 2036			601,521	264,669
FRB Ser. 15-RR5, Class 2A3, 1.392s, 2046			580,000	369,650
FRB Ser. 10-RR7, Class 1610, 1.022s, 2047			430,489	215,245
FRB Ser. 15-RR3, Class 5A3, 0.636s, 2046			500,000	340,700
FRB Ser. 12-RR5, Class 4A8, 0.606s, 2035			363,673	329,847

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.358s, 2034			379,668	370,953

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.308s, 2034			33,576	18,542

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.733s, 2025 (Bermuda)			387,000	375,757

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.068s, 2046			884,274	712,901
FRB Ser. 05-38, Class A1, 1.851s, 2035			371,504	310,222
FRB Ser. 06-OA7, Class 1A2, 1.291s, 2046			729,999	525,599
FRB Ser. 05-38, Class A3, 0.783s, 2035			1,045,164	825,281
FRB Ser. 05-59, Class 1A1, 0.758s, 2035			775,587	599,455
FRB Ser. 06-OC2, Class 2A3, 0.723s, 2036(F)			131,811	114,676
FRB Ser. 06-OA10, Class 4A1, 0.623s, 2046			3,006,431	2,029,341

CSMC Trust 144A FRB Ser. 09-13R, Class 3A2, 2.443s, 2036			493,862	254,339

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.933s, 2025			1,290,317	1,352,639
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.933s, 2028			402,000	376,084
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.433s, 2028			786,000	763,835
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.783s, 2028			793,000	736,622
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.983s, 2027			862,000	769,825

Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1, Class M3, 6.791s, 2028			1,145,000	1,186,987

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.685s, 2028			720,000	741,528
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.183s, 2028			590,000	607,335
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.435s, 2028			881,000	911,130

Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.133s, 2028			2,226,000	2,241,120
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.433s, 2025			250,000	248,600

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			268	268

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.983s, 2035			500,000	360,600

GSAA Home Equity Trust
FRB Ser. 05-9, Class M3, 0.963s, 2035			500,000	337,572
FRB Ser. 06-8, Class 2A2, 0.613s, 2036			850,090	418,397

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047(F)			410,000	223,450
Ser. 15-R4, Class CB3, 0.598s, 2047			80,000	32,000

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.963s, 2035			299,949	262,618

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			209,962	209,857

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.601s, 2047			475,000	214,178

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.933s, 2045			951,942	770,026
FRB Ser. 05-AR19, Class A1C4, 0.833s, 2045			614,183	497,488
FRB Ser. 05-AR17, Class A1B3, 0.783s, 2045			1,100,214	888,870

				22,537,166

Total mortgage-backed securities (cost $107,964,009)				$100,037,039

CORPORATE BONDS AND NOTES (32.3%)(a)
			Principal amount	Value

Basic materials (3.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$151,000	$148,735

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			138,000	154,215

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			86,000	79,980

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)			26,000	22,620

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			172,000	182,320

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			82,000	93,685

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			220,000	217,800

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			294,000	296,205

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			219,000	233,235

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	210,894

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			195,000	189,150

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			270,000	238,275

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			77,000	71,803

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			135,000	91,800

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			240,000	260,400

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			284,000	301,395

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			203,000	145,145

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			147,000	145,530

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			112,000	108,640

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			152,000	135,280

Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			195,000	167,700

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			256,000	265,920

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			149,000	148,441

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			90,000	76,275

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			130,000	126,263

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			303,000	305,818

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027			15,000	13,875

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			95,000	87,400

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	214,893

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			97,000	90,695

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			216,000	228,420

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			35,000	39,550

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			170,000	179,563

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			54,000	56,160

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			45,000	47,194

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			109,000	121,263

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			135,000	139,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	50,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	25,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,300

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			120,000	71,100

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			120,000	117,150

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	135,850

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			73,000	75,920

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			70,000	64,225

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			207,000	215,798

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			110,000	114,400

				6,536,018
Capital goods (1.9%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			470,000	479,353

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			251,000	274,845

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			120,000	115,350

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			100,000	99,250

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			125,000	128,281

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			87,000	83,085

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	108,150

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			60,000	62,888

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			247,000	268,613

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			100,000	106,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			94,000	92,825

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			195,000	166,481

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			215,000	213,925

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			204,000	222,360

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			208,000	178,360

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			166,000	166,208

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			85,000	85,638

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			389,000	395,808

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			270,000	261,225

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			150,000	144,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			50,000	52,375

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			85,000	84,337

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			215,000	213,925

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	153,000

				4,157,032
Communication services (4.0%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	200,000

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			400,000	391,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	64,020

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			13,000	13,528

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			85,000	86,275

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			35,000	36,050

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			220,000	229,900

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			145,000	150,075

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			145,000	141,013

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	50,651

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			189,000	175,770

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			148,000	138,010

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			257,000	277,239

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			90,000	96,075

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			160,000	142,600

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			146,000	149,650

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	174,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			127,000	116,523

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	18,488

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	52,800

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			90,000	90,450

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			60,000	61,500

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			136,000	141,270

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			158,000	100,330

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			105,000	56,175

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			26,000	7,735

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			50,000	14,938

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	61,950

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	68,088

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	132,016

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			65,000	65,813

Numericable-SFR SA 144A company guaranty sr. notes 6 1/4s, 2024 (France)			200,000	194,500

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)			600,000	585,000

Numericable-SFR SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	114,786

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$36,000	37,260

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			182,000	132,860

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			363,000	380,243

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			418,000	319,682

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			175,000	133,656

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			218,000	228,900

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			135,000	138,206

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			258,000	270,900

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			120,000	122,550

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			85,000	86,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			240,000	247,800

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	365,000	456,082

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	83,200	101,238

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	88,290	107,542

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$201,000	207,030

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	261,000	390,245

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			$239,000	219,880

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			379,000	379,000

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	125,000	140,693

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			$149,000	121,528

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			263,000	192,648

				8,813,361
Consumer cyclicals (5.5%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	118,163

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			95,000	97,138

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			150,000	155,813

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			220,000	198,000

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			157,000	162,495

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			231,000	188,265

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			97,000	41,468

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			109,000	116,085

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			250,000	238,750

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			125,000	110,469

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			140,000	150,150

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			80,000	84,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			120,000	124,350

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			67,000	68,591

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			50,000	52,125

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			65,000	65,549

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			162,000	148,230

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			395,000	393,025

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			52,000	19,760

Dana Holding Corp. sr. unsec. notes 6s, 2023			17,000	16,745

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			60,000	63,600

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			45,000	47,081

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			175,000	181,125

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)			200,000	198,900

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			33,000	37,513

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			150,000	88,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			180,000	187,200

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			70,000	71,925

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			258,000	272,190

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	259,230

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	3,500,000	165,053

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$157,000	154,645

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			166,000	122,840

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	108,150

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			68,000	69,870

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			29,000	28,130

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			115,000	92,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			248,000	228,160

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			246,000	276,135

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			105,000	114,188

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			70,000	73,675

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			84,000	87,595

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			22,000	22,798

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			45,000	46,800

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			243,000	243,608

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			90,000	91,125

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			73,000	73,913

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			65,000	67,925

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			310,000	279,000

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			210,000	227,220

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			30,000	30,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			175,000	187,688

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			98,000	73,255

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			125,000	113,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			244,000	188,031

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			100,000	86,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			253,000	262,488

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			212,000	219,950

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			125,000	130,313

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			83,000	86,528

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024			125,000	124,506

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			200,000	199,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			200,000	204,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			140,000	138,950

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			205,000	210,894

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			55,000	56,788

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			153,000	155,295

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			8,000	8,280

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			48,000	49,440

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			145,000	148,806

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			51,000	43,095

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			285,000	230,850

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			45,000	27,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			145,000	147,900

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			87,000	91,785

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			30,000	30,938

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			213,000	214,065

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			105,000	109,988

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			301,000	309,278

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			95,000	100,938

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			15,000	16,200

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			15,000	15,795

Standard Industries, Inc./NJ 144A sr. unsec. notes 6s, 2025			30,000	31,725

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 3/8s, 2024			201,000	204,015

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			20,000	20,475

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			169,000	162,663

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			300,000	294,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			70,000	67,025

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			120,000	125,100

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			3,000	3,132

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			63,000	64,890

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	235,000	268,497

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			$160,000	156,317

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			107,000	109,140

				12,048,988
Consumer staples (2.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			340,000	353,600

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			70,000	71,400

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			250,000	265,625

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	207,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			195,000	189,150

BlueLine Rental Finance Corp. 144A notes 7s, 2019			176,000	162,140

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			104,000	89,180

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			375,000	352,500

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	61,425

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			285,000	288,563

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	129,375

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			233,000	235,330

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			50,000	51,000

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			135,000	138,544

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			394,000	252,160

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	175,250

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			460,000	458,160

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			83,000	85,075

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			38,000	37,810

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			414,000	434,700

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			80,000	80,300

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			145,000	147,175

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			290,000	297,975

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			218,000	231,080

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	33,300

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			85,000	91,481

				4,919,298
Energy (4.6%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			70,000	64,400

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			94,000	85,305

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			150,000	138,750

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			160,000	115,200

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			96,000	64,560

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			18,000	12,780

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			85,000	19,125

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			23,000	5,290

California Resources Corp. 144A company guaranty notes 8s, 2022			289,000	111,265

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020 (In default)(NON)			195,000	36,563

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			283,500	119,779

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			153,000	74,970

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			207,000	202,860

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	113,970

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			85,000	38,250

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			22,000	16,940

Gazprom OAO Via Gaz Capital SA sr. unsec. unsub. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			335,000	364,718

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			217,000	246,536

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 7.288s, 2037 (Russia)			240,000	261,900

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			150,000	26,625

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			382,000	66,850

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			180,000	186,750

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			45,000	43,313

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			158,000	29,625

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			167,000	141,950

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			166,000	7,470

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021 (In default)(NON)			94,000	10,810

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019 (In default)(NON)			54,000	5,940

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			190,000	26,125

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			104,000	6

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	457,279

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			300,000	82,500

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			100,000	97,250

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			95,000	86,450

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			110,000	80,850

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			155,000	114,700

Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s, 2022 (Indonesia)			200,000	203,157

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			285,000	278,000

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 7/8s, 2040 (Brazil)			52,000	37,440

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			1,065,000	330,683

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			3,220,000	1,634,150

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			2,106,000	1,634,752

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			180,000	95,400

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			760,000	234,460

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	364,800

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			475,000	399,190

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			85,000	79,178

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			95,000	61,750

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			60,000	39,900

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	97,500

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	95,500

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			100,000	95,000

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			95,000	99,631

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			535,000	1,338

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			185,000	44,863

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			170,000	170,425

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			20,000	900

SM Energy Co. sr. unsec. sub. notes 5s, 2024			81,000	56,067

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			138,000	97,290

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	50,000	26,468

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$60,000	42,600

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	4,950

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			30,000	5,625

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			103,000	51,500

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	153,214

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			249,000	217,253

				10,210,638
Financials (5.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	154,688

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			293,000	334,020

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			85,000	83,088

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			72,000	89,460

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			50,000	49,125

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			80,000	82,576

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			39,000	38,610

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	77,329

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	101,249

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			70,000	69,825

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			125,000	125,625

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	181,563

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			325,000	328,858

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			85,000	86,913

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			90,000	91,800

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			134,000	126,630

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	102,400

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	290,000

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			115,000	121,469

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			150,000	149,625

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			80,000	77,800

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			78,000	24,765

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			53,000	48,760

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			220,000	216,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			195,000	185,055

iStar, Inc. sr. unsec. notes 5s, 2019(R)			10,000	9,600

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			125,000	136,250

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			265,000	276,925

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			102,000	105,698

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			100,000	95,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	239,625

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			77,000	60,445

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			94,000	94,094

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			116,000	115,565

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			102,000	99,705

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			60,000	52,950

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	232,138

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			200,000	190,700

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			200,000	186,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			300,000	293,250

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			105,000	100,946

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7 3/4s, 2018 (Russia)			900,000	961,182

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			250,000	258,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			230,000	220,800

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			175,000	180,688

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			155,000	148,025

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			25,000	20,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			150,000	149,063

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	244,857

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s, 2022 (Ukraine)			$250,000	220,240

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			198,000	198,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			255,000	258,031

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,548,000	1,632,499

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			700,000	680,750

VTB Bank PJSC via VTB Eurasia, Ltd. 144A unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			300,000	292,125

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			140,000	91,000

				11,082,959
Health care (2.7%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			225,000	232,875

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			85,000	85,850

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			176,000	155,320

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			135,000	136,350

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			155,000	163,138

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			50,000	52,125

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			153,000	138,083

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			120,000	102,900

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			245,000	182,831

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			212,000	210,940

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			5,000	4,738

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			158,000	149,310

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			200,000	187,500

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			200,000	188,750

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			156,000	155,415

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			130,000	133,250

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			497,000	545,458

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			74,000	83,435

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			50,000	50,547

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			150,000	154,020

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			5,000	5,013

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			132,000	116,160

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			60,000	62,400

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			105,000	107,888

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			135,000	137,496

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			279,000	291,555

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			478,000	505,485

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			90,000	89,775

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			42,000	42,210

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			117,000	117,293

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			342,000	365,085

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			35,000	35,875

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			164,000	174,660

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020			155,000	153,838

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			40,000	33,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			122,000	101,260

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			150,000	115,500

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			167,000	130,886

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			80,000	62,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			114,000	92,910

				5,854,624
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	87,231

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			74,000	22,755

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			463,000	312,525

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			70,000	70,656

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			180,000	181,800

First Data Corp. 144A notes 5 3/4s, 2024			170,000	169,983

First Data Corp. 144A sr. notes 5 3/8s, 2023			150,000	153,750

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			115,000	121,900

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			408,000	371,280

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			51,000	52,530

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			210,000	220,500

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			65,000	68,494

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			181,000	156,565

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			188,000	153,690

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			140,000	142,591

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)		EUR	230,000	279,022

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$213,000	231,105

				2,796,377
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			190,000	178,125

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			332,000	323,700

				501,825
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			390,000	377,325

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			85,000	82,238

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	201,600

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			335,000	321,600

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	52,438

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			40,000	42,100

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			290,000	229,855

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	18,500

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			468,000	465,660

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	9,075

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022			345,000	393,595

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			134,882	146,685

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			201,000	193,463

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			70,000	32,550

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			70,000	32,200

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			387,000	193,500

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	47,450

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			261,000	168,345

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			400,000	398,500

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			76,000	70,680

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			85,000	79,881

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			175,000	170,011

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	138,171

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			69,000	60,881

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	183,080

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			119,000	34,510

				4,143,893

Total corporate bonds and notes (cost $79,055,594)				$71,065,013

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)			$1,468,600	$1,586,088

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			150,000	177,000

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,017,880	1,028,058

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			825,800	988,896

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017 (Brazil) (units)		BRL	1,350	375,121

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$2,075,000	2,246,188

Chile (Republic of) sr. unsec. unsub. notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	363,216

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7s, 2044 (Costa Rica)			$200,000	181,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			360,000	393,300

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			400,000	436,000

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s, 2017 (Ghana)			274,000	268,178

Ghana (Republic of) 144A sr. unsec. unsub. notes 7 7/8s, 2023 (Ghana)			947,185	750,644

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	532,000	562,031

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	1,435,000	1,429,494

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	562,543	354,657

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	50,102	31,575

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	452,051	287,785

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	339,102	218,611

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	147,847	96,474

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	114,404	75,769

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	137,453	93,085

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	1,017,933	711,003

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	70,267	50,021

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	1,030,533	747,830

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	368,920	273,848

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	1,039,402	789,973

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	2,632,753	2,059,109

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	353,427	282,529

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	1,133,192	924,607

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			$300,000	312,000

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			575,000	658,479

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			300,000	332,250

Kenya (Republic of) 144A sr. unsec. unsub. notes 6 7/8s, 2024 (Kenya)			200,000	189,750

Mexico (Republic of) sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	222,750

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			235,000	240,744

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			200,000	202,250

Turkey (Republic of) sr. unsec. notes 6s, 2041 (Turkey)			975,000	1,052,405

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 2040 (Ukraine)			361,000	118,004

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2027 (Ukraine)			176,000	155,329

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2026 (Ukraine)			176,000	155,299

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2025 (Ukraine)			176,000	156,015

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2024 (Ukraine)			176,000	157,335

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2023 (Ukraine)			176,000	159,210

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2022 (Ukraine)			176,000	161,040

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2021 (Ukraine)			176,000	162,930

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2020 (Ukraine)			225,000	211,039

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2019 (Ukraine)			4,160	3,914

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	88,775

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	676,755

Total foreign government and agency bonds and notes (cost $24,606,094)				$23,198,863

SENIOR LOANS (2.0%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$215,672	$204,850

Asurion, LLC bank term loan FRN 8 1/2s, 2021			140,000	130,506

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			140,056	101,716

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			216,179	143,759

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			994,505	912,148

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			69,650	63,817

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			260,363	211,545

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			34,059	33,207

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			179,139	178,825

First Data Corp. bank term loan FRN 4.432s, 2021			12,896	12,856

First Data Corp. bank term loan FRN Ser. B, 3.932s, 2018			97,829	97,555

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			80,330	75,611

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			224,208	166,941

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.189s, 2019			319,000	217,851

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021			139,295	138,642

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			94,525	94,082

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			149,625	135,909

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			282,268	257,962

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			78,800	72,299

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			122,813	118,130

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023			130,000	129,533

ROC Finance, LLC bank term loan FRN 5s, 2019			478,402	459,265

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			55,000	51,219

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			108,889	101,539

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017			499,637	140,314

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017			5,128	1,440

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			119,410	112,033

Total senior loans (cost $5,174,438)				$4,363,554

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$36,718,600	$398,030

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		36,718,600	367

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		34,590,200	35

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		3,749,700	74,199

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		3,749,700	30,219

Goldman Sachs International

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		40,350,100	235,645

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		34,590,200	35

JPMorgan Chase Bank N.A.

(1.805)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.805		70,540,800	141,082

1.445/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.445		70,540,800	81,827

2.19/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.19		2,753,900	34,561

(1.365)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.365		70,859,000	18,423

2.15/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.15		2,753,900	15,091

0.975/3 month USD-LIBOR-BBA/Apr-21	Apr-16/0.975		70,859,000	9,920

Total purchased swap options outstanding (cost $2,618,984)				$1,039,434

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/$101.30		$9,000,000	$25,650

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.22		9,000,000	23,850

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.16		14,000,000	35,000

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.11		9,000,000	21,600

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.91		14,000,000	27,720

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.84		9,000,000	16,830

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.91		9,000,000	66,060

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.81		9,000,000	60,480

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.69		9,000,000	53,550

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.59		9,000,000	48,690

Total purchased options outstanding (cost $886,250)				$379,430

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,980	$171,079

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,536	113,400

Total preferred stocks (cost $270,182)				$284,479

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$128,600

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			64,000	38,160

Total convertible bonds and notes (cost $177,082)				$166,760

COMMON STOCKS (—%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,972	$130

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,972	130

Tribune Media Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $84,686)				$14,099

SHORT-TERM INVESTMENTS (10.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	10,793,810	$10,793,810

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)(SEGCCS)			$757,000	756,868

U.S. Treasury Bills 0.31%, May 12, 2016(SEGSF)(SEGCCS)			2,303,000	2,302,747

U.S. Treasury Bills 0.28%, May 5, 2016(SEGCCS)			83,000	82,993

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGSF)(SEGCCS)			1,129,000	1,128,854

U.S. Treasury Bills 0.11%, April 21, 2016(SEGSF)(SEGCCS)			1,764,000	1,763,898

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)			2,333,000	2,332,914

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)			3,304,000	3,303,933

Total short-term investments (cost $22,465,470)				$22,466,017

TOTAL INVESTMENTS

Total investments (cost $370,169,510)(b)				$350,099,833

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $119,551,070) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$1,119,110	$1,091,455	$27,655
	Australian Dollar	Sell	4/20/16	1,119,110	1,082,972	(36,138)
	British Pound	Buy	6/15/16	1,118,658	1,092,185	26,473
	Canadian Dollar	Sell	4/20/16	599,443	544,244	(55,199)
	Chilean Peso	Sell	4/20/16	306,168	282,819	(23,349)
	Czech Koruna	Sell	6/15/16	158,631	112,484	(46,147)
	Euro	Sell	6/15/16	2,273,496	2,217,899	(55,597)
	Hong Kong Dollar	Sell	5/18/16	1,145,250	1,138,083	(7,167)
	Japanese Yen	Sell	5/18/16	1,137,009	1,123,786	(13,223)
	Mexican Peso	Buy	4/20/16	2,372,016	2,332,094	39,922
	Mexican Peso	Sell	4/20/16	2,372,016	2,235,382	(136,634)
	New Zealand Dollar	Buy	4/20/16	1,963,615	1,923,780	39,835
	Norwegian Krone	Sell	6/15/16	453,566	433,463	(20,103)
	South Korean Won	Buy	5/18/16	40,939	66,539	(25,600)
	Swedish Krona	Buy	6/15/16	512,693	498,323	14,370
Barclays Bank PLC
	Australian Dollar	Buy	4/20/16	1,174,874	1,157,099	17,775
	Australian Dollar	Sell	4/20/16	1,174,874	1,095,022	(79,852)
	Canadian Dollar	Sell	4/20/16	773,694	722,758	(50,936)
	Euro	Sell	6/15/16	75,951	58,007	(17,944)
	Mexican Peso	Buy	4/20/16	1,548,761	1,530,721	18,040
	Mexican Peso	Sell	4/20/16	1,548,761	1,508,402	(40,359)
	New Zealand Dollar	Buy	4/20/16	1,705,741	1,647,167	58,574
	New Zealand Dollar	Sell	4/20/16	1,705,741	1,634,892	(70,849)
	Norwegian Krone	Sell	6/15/16	2,912,585	2,818,721	(93,864)
	Swedish Krona	Buy	6/15/16	2,245,341	2,157,672	87,669
	Swiss Franc	Buy	6/15/16	155,659	151,815	3,844
Citibank, N.A.
	Australian Dollar	Buy	4/20/16	1,119,187	1,092,377	26,810
	Australian Dollar	Sell	4/20/16	1,119,187	1,102,122	(17,065)
	Brazilian Real	Buy	4/4/16	131,214	130,224	990
	Brazilian Real	Sell	4/4/16	131,214	114,767	(16,447)
	Brazilian Real	Sell	7/1/16	128,089	127,043	(1,046)
	British Pound	Buy	6/15/16	1,643,293	1,627,463	15,830
	Canadian Dollar	Sell	4/20/16	1,947,632	1,850,385	(97,247)
	Euro	Sell	6/15/16	1,132,871	1,106,410	(26,461)
	Mexican Peso	Buy	4/20/16	1,536,088	1,517,596	18,492
	Mexican Peso	Sell	4/20/16	1,609,807	1,482,217	(127,590)
	New Zealand Dollar	Buy	4/20/16	1,130,393	1,096,106	34,287
	Singapore Dollar	Sell	5/18/16	68,910	48,170	(20,740)
	South African Rand	Buy	4/20/16	1,239,431	1,128,037	111,394
	South African Rand	Sell	4/20/16	1,239,431	1,143,811	(95,620)
	South Korean Won	Sell	5/18/16	3,843	13,536	9,693
Credit Suisse International
	Australian Dollar	Buy	4/20/16	2,437,990	2,274,096	163,894
	Australian Dollar	Sell	4/20/16	2,387,895	2,304,870	(83,025)
	Canadian Dollar	Sell	4/20/16	1,216,135	1,136,692	(79,443)
	Euro	Sell	6/15/16	1,124,318	1,073,251	(51,067)
	Hong Kong Dollar	Sell	5/18/16	925,151	915,162	(9,989)
	Japanese Yen	Buy	5/18/16	1,109,329	1,100,354	8,975
	New Taiwan Dollar	Buy	5/18/16	14,222	35,257	(21,035)
	New Zealand Dollar	Buy	4/20/16	2,012,718	1,991,029	21,689
	Norwegian Krone	Sell	6/15/16	1,757,534	1,720,696	(36,838)
	Swedish Krona	Sell	6/15/16	33,751	31,963	(1,788)
Deutsche Bank AG
	Canadian Dollar	Buy	4/20/16	527,911	504,941	22,970
	Canadian Dollar	Sell	4/20/16	527,911	517,037	(10,874)
	Israeli Shekel	Buy	4/20/16	195,344	191,767	3,577
	Israeli Shekel	Sell	4/20/16	195,344	187,496	(7,848)
	Japanese Yen	Buy	5/18/16	1,114,299	1,120,695	(6,396)
	Japanese Yen	Sell	5/18/16	1,196,050	1,114,072	(81,978)
	New Zealand Dollar	Buy	4/20/16	1,229,771	1,149,446	80,325
Goldman Sachs International
	Australian Dollar	Buy	4/20/16	977,938	931,811	46,127
	British Pound	Sell	6/15/16	1,111,044	1,120,890	9,846
	Canadian Dollar	Buy	4/20/16	1,090,625	1,225,847	(135,222)
	Euro	Buy	6/15/16	1,171,188	1,101,560	69,628
	Japanese Yen	Sell	5/18/16	136,344	51,333	(85,011)
	New Zealand Dollar	Buy	4/20/16	2,471,007	2,300,706	170,301
	Singapore Dollar	Sell	5/18/16	14,464	13,658	(806)
	South African Rand	Buy	4/20/16	1,239,431	1,133,722	105,709
	South African Rand	Sell	4/20/16	1,239,431	1,143,341	(96,090)
	South Korean Won	Buy	5/18/16	1,162,179	1,113,140	49,039
	South Korean Won	Sell	5/18/16	1,169,070	1,107,465	(61,605)
	Swedish Krona	Buy	6/15/16	394,693	433,096	(38,403)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/16	4,519	4,036	483
	Australian Dollar	Sell	4/20/16	4,519	4,450	(69)
	Canadian Dollar	Sell	4/20/16	710,708	684,703	(26,005)
	Euro	Sell	6/15/16	3,583,470	3,411,953	(171,517)
	Hong Kong Dollar	Sell	5/18/16	1,143,767	1,136,726	(7,041)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/20/16	920	123,099	(122,179)
	British Pound	Buy	6/15/16	1,225,251	1,195,566	29,685
	Canadian Dollar	Sell	4/20/16	604,140	492,076	(112,064)
	Euro	Sell	6/15/16	1,694,858	1,621,891	(72,967)
	Hong Kong Dollar	Sell	5/18/16	1,169,079	1,165,617	(3,462)
	Japanese Yen	Sell	5/18/16	1,147,841	1,117,877	(29,964)
	Mexican Peso	Buy	4/20/16	1,153,151	1,121,398	31,753
	Mexican Peso	Sell	4/20/16	1,153,151	1,134,732	(18,419)
	New Zealand Dollar	Buy	4/20/16	1,218,100	1,157,498	60,602
	Norwegian Krone	Sell	6/15/16	3,650,359	3,524,231	(126,128)
	Singapore Dollar	Sell	5/18/16	68,910	51,017	(17,893)
	South African Rand	Buy	4/20/16	199,187	190,271	8,916
	South African Rand	Sell	4/20/16	199,187	185,296	(13,891)
	South Korean Won	Sell	5/18/16	62,591	61,080	(1,511)
	Swedish Krona	Sell	6/15/16	197,210	175,192	(22,018)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	2,187,665	2,189,798	(2,133)
	British Pound	Sell	6/15/16	1,064,499	1,085,673	21,174
	Canadian Dollar	Sell	4/20/16	1,311,152	1,218,494	(92,658)
	Euro	Sell	6/15/16	3,596,584	3,428,368	(168,216)
	Japanese Yen	Buy	5/18/16	1,197,287	1,115,400	81,887
	New Zealand Dollar	Buy	4/20/16	2,574,875	2,506,739	68,136
	Norwegian Krone	Sell	6/15/16	2,543,414	2,429,755	(113,659)
	Swedish Krona	Buy	6/15/16	2,755,503	2,726,097	29,406
State Street Bank and Trust Co.
	Brazilian Real	Buy	4/4/16	635,045	584,662	50,383
	Brazilian Real	Sell	4/4/16	635,045	564,013	(71,032)
	Brazilian Real	Sell	7/1/16	232,938	230,993	(1,945)
	Canadian Dollar	Sell	4/20/16	202,663	169,121	(33,542)
	Euro	Sell	6/15/16	1,517,754	1,455,794	(61,960)
	New Taiwan Dollar	Buy	5/18/16	14,222	36,871	(22,649)
	South Korean Won	Sell	5/18/16	109,795	92,192	(17,603)
UBS AG
	Australian Dollar	Sell	4/20/16	30,027	104,823	74,796
	British Pound	Buy	6/15/16	993,963	993,440	523
	Canadian Dollar	Sell	4/20/16	342,033	305,743	(36,290)
	Euro	Buy	6/15/16	1,097,974	1,086,790	11,184
	Israeli Shekel	Buy	4/20/16	9,373	9,206	167
	Israeli Shekel	Sell	4/20/16	9,373	8,980	(393)
	Japanese Yen	Sell	5/18/16	1,094,164	1,105,974	11,810
	New Taiwan Dollar	Buy	5/18/16	1,803	18,651	(16,848)
	New Zealand Dollar	Buy	4/20/16	1,016,096	992,562	23,534
WestPac Banking Corp.
	Australian Dollar	Buy	4/20/16	1,294,062	1,274,490	19,572
	Australian Dollar	Sell	4/20/16	1,294,062	1,175,645	(118,417)
	Canadian Dollar	Sell	4/20/16	286,593	139,025	(147,568)
	New Zealand Dollar	Buy	4/20/16	339,504	329,089	10,415
	New Zealand Dollar	Sell	4/20/16	339,504	330,532	(8,972)

Total						$(1,803,449)

FUTURES CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	46	$7,564,125	Jun-16	$(103,529)
U.S. Treasury Bond Ultra 30 yr (Long)	18	3,105,563	Jun-16	(54,880)
U.S. Treasury Note 10 yr (Short)	121	15,777,266	Jun-16	108,260
U.S. Treasury Note Ultra 10 yr (Short)	4	563,000	Jun-16	3,773

Total				$(46,376)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/16 (premiums $4,198,116) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$18,359,300	$4,406
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	18,359,300	510,940
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	34,590,200	35
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	34,590,200	35
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	3,749,700	158,987
Goldman Sachs International

1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	40,350,100	40
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	69,180,400	69
JPMorgan Chase Bank N.A.

(1.17)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	35,429,500	73,339
(2.27)/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.27	2,753,900	84,958
1.17/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	35,429,500	106,997
(1.625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	35,270,400	190,107
1.625/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	35,270,400	302,267
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	927,334

Total			$2,359,514

WRITTEN OPTIONS OUTSTANDING at 3/31/16 (premiums $886,250) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/$100.63	$9,000,000	$13,590
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.56	9,000,000	12,780
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.45	14,000,000	17,920
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.44	9,000,000	11,340
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.20	14,000,000	14,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.19	9,000,000	8,820
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.95	9,000,000	7,020
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.91	9,000,000	6,660
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.77	9,000,000	5,850
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.75	14,000,000	8,960
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.53	9,000,000	4,590
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.50	14,000,000	6,860
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.14	9,000,000	29,340
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.05	9,000,000	26,190
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.92	9,000,000	22,410
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.83	9,000,000	19,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.38	9,000,000	10,710
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.28	9,000,000	9,360
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.16	9,000,000	7,830
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.06	9,000,000	6,840

Total			$250,870

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$4,684,125	$(114,775)	$98,741
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	4,684,125	(119,019)	71,667
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	8,512,300	(56,283)	5,703
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	17,024,600	(119,598)	4,937
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	4,684,125	(124,635)	(113,951)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	4,684,125	(131,156)	(122,303)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	20,516,500	135,922	134,178
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	20,516,500	131,156	129,049
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	17,024,600	52,129	(30,134)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	34,049,200	108,957	(55,841)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	20,516,500	118,120	(122,278)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	20,516,500	116,944	(154,693)

Total			$(2,238)	$(154,925)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/16 (proceeds receivable $43,609,765) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, April 1, 2046	$24,000,000	4/13/16	$25,166,251
Federal National Mortgage Association, 3s, April 1, 2046	18,000,000	4/13/16	18,465,469

Total			$43,631,720

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	1,442,000,000	$—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	$33,476
JPMorgan Chase Bank N.A.
MXN	32,807,000	—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	17,514
MXN	19,840,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	8,664

Total		$—	$59,654

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$18,359,300		$238,429	3/30/26	1.91%	3 month USD-LIBOR-BBA	$(219,418)
		6,039,000	(E)	(44,714)	6/15/26	1.60%	3 month USD-LIBOR-BBA	3,592
		98,627,515	(E)	259,726	6/15/18	3 month USD-LIBOR-BBA	0.85%	164,056
		5,289,000	(E)	(4,877)	6/15/21	3 month USD-LIBOR-BBA	1.15%	(25,980)
		7,013,200		(93)	3/16/26	3 month USD-LIBOR-BBA	1.79701%	104,092
		117,286,600	(E)	263,648	6/15/18	1.20%	3 month USD-LIBOR-BBA	(437,139)
		24,621,555	(E)	173,525	6/15/26	1.85%	3 month USD-LIBOR-BBA	(210,941)
		22,121,600	(E)	155,818	6/15/26	1.90%	3 month USD-LIBOR-BBA	(294,068)
		5,317,000	(E)	4,066	6/15/21	3 month USD-LIBOR-BBA	1.45%	60,889
		3,157,100	(E)	863	6/15/21	1.45%	3 month USD-LIBOR-BBA	(32,877)
		5,048,800		(67)	3/17/26	1.787%	3 month USD-LIBOR-BBA	(70,000)
		7,013,200		(93)	3/16/26	3 month USD-LIBOR-BBA	1.79882%	105,290
		7,013,200		(93)	3/16/26	3 month USD-LIBOR-BBA	1.8005%	106,410
		7,013,200		(93)	3/16/26	3 month USD-LIBOR-BBA	1.80312%	108,150
		7,013,200		(93)	3/16/26	3 month USD-LIBOR-BBA	1.80242%	107,685
		27,509,721	(E)	(39,978)	6/15/21	3 month USD-LIBOR-BBA	1.40%	186,730
		3,571,700	(E)	17,210	6/15/46	3 month USD-LIBOR-BBA	2.20%	54,130
		1,878,700	(E)	12,585	6/15/46	2.25%	3 month USD-LIBOR-BBA	(29,019)
		330,500		(11)	4/5/46	2.2375%	3 month USD-LIBOR-BBA	(7,429)
		5,700,000		(75)	3/18/26	1.78722%	3 month USD-LIBOR-BBA	(78,928)
		5,700,000		(75)	3/18/26	1.79757%	3 month USD-LIBOR-BBA	(84,519)
		8,830,000		(117)	3/21/26	1.7325%	3 month USD-LIBOR-BBA	(75,320)
		8,830,000		(117)	3/21/26	1.73%	3 month USD-LIBOR-BBA	(73,230)
		3,065,000	(E)	(45,003)	6/15/26	1.605%	3 month USD-LIBOR-BBA	(21,936)
		12,015,000	(E)	17,958	6/15/21	1.4003%	3 month USD-LIBOR-BBA	(81,238)
		1,101,600		(15)	3/30/26	1.73%	3 month USD-LIBOR-BBA	(8,704)
		3,078,000	(E)	55,345	6/15/26	3 month USD-LIBOR-BBA	1.6005%	30,872
	AUD	48,790,000	(E)	(38,938)	6/15/18	3 month AUD-BBR-BBSW	1.93%	(130,718)
	AUD	25,000	(E)	(95)	6/15/26	3 month AUD-BBR-BBSW	2.55%	(252)
	AUD	17,056,000	(E)	41,066	6/15/21	2.25%	3 month AUD-BBR-BBSW	103,626
	AUD	12,888,000	(E)	(17,810)	6/15/21	3 month AUD-BBR-BBSW	2.50%	51,918
	AUD	4,888,000	(E)	(555)	6/15/18	2.20%	3 month AUD-BBR-BBSW	(11,117)
	AUD	2,016,000	(E)	2,673	6/15/26	2.80%	3 month AUD-BBR-BBSW	(19,236)
	AUD	11,241,000	(E)	11,474	6/15/18	2.2001%	3 month AUD-BBR-BBSW	(12,834)
	AUD	1,924,000	(E)	7,930	6/15/26	2.8005%	3 month AUD-BBR-BBSW	(13,044)
	CAD	34,575,000		(51,863)	6/17/17	3 month CAD-BA-CDOR	0.92%	(31,946)
	CAD	17,288,000		(49)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(37,009)
	CAD	13,728,000		(39)	10/23/17	3 month CAD-BA-CDOR	0.81%	(10,289)
	CAD	14,213,000		(41)	10/23/17	3 month CAD-BA-CDOR	0.805%	(11,737)
	CAD	14,448,000		119,222	11/2/25	1.965%	3 month CAD-BA-CDOR	(442,305)
	CAD	15,340,000		(41)	2/2/18	0.68%	3 month CAD-BA-CDOR	43,177
	CAD	4,018,000		(38)	2/2/26	3 month CAD-BA-CDOR	1.5125%	11,432
	CAD	3,215,000		(30)	2/2/26	3 month CAD-BA-CDOR	1.505%	7,364
	CAD	19,168,000		(51)	2/2/18	0.675%	3 month CAD-BA-CDOR	55,424
	CAD	79,612,000	(E)	12,735	6/15/18	3 month CAD-BA-CDOR	0.75%	(130,706)
	CAD	13,888,000	(E)	6,553	6/15/21	0.90%	3 month CAD-BA-CDOR	59,849
	CAD	8,791,000	(E)	(90,081)	6/15/26	1.40%	3 month CAD-BA-CDOR	(2,711)
	CAD	10,519,115	(E)	(1,270)	6/15/18	0.90%	3 month CAD-BA-CDOR	(6,445)
	CAD	11,546,000		(33)	3/11/18	0.89%	3 month CAD-BA-CDOR	(4,236)
	CAD	9,552,000	(E)	47,808	6/15/21	3 month CAD-BA-CDOR	0.9003%	11,262
	CAD	27,872,000	(E)	(5,550)	6/15/18	0.8501%	3 month CAD-BA-CDOR	2,004
	CHF	2,176,000	(E)	(11,617)	6/15/26	6 month CHF-LIBOR-BBA	0.15%	(5,190)
	CHF	26,666,000	(E)	(22,767)	6/15/18	0.90%	6 month CHF-LIBOR-BBA	(112,758)
	CHF	4,882,000	(E)	1,548	6/15/21	6 month CHF-LIBOR-BBA	0.65%	28,381
	CHF	2,840,000	(E)	(11)	6/15/18	6 month CHF-LIBOR-BBA	0.7425%	151
	CHF	8,749,000	(E)	17,671	6/15/18	6 month CHF-LIBOR-BBA	0.6503%	1,175
	CHF	2,822,000	(E)	(7)	6/15/18	6 month CHF-LIBOR-BBA	0.748%	481
	CHF	1,057,000	(E)	(2,581)	6/15/26	6 month CHF-LIBOR-BBA	0.1505%	598
	EUR	24,674,000	(E)	(74,637)	6/15/21	0.00%	6 month EUR-EURIBOR-REUTERS	3,611
	EUR	9,587,000	(E)	139,533	6/15/26	6 month EUR-EURIBOR-REUTERS	0.50%	54,442
	EUR	9,403,000	(E)	(23,979)	6/15/21	6 month EUR-EURIBOR-REUTERS	0.10%	234
	EUR	4,990,000	(E)	(17,686)	6/15/26	0.60%	6 month EUR-EURIBOR-REUTERS	(30,149)
	EUR	1,491,000	(E)	(440)	6/15/18	6 month EUR-EURIBOR-REUTERS	0.20%	1,302
	EUR	66,000	(E)	(76)	6/15/21	6 month EUR-EURIBOR-REUTERS	0.075%	(1)
	EUR	1,029,000	(E)	9,295	6/15/26	6 month EUR-EURIBOR-REUTERS	0.55%	6,014
	EUR	6,464,000	(E)	(78,344)	6/15/26	0.5005%	6 month EUR-EURIBOR-REUTERS	(21,340)
	GBP	27,191,000	(E)	(54,034)	6/15/18	0.75%	6 month GBP-LIBOR-BBA	(4,905)
	GBP	8,867,000	(E)	(41,494)	6/15/21	0.975%	6 month GBP-LIBOR-BBA	(6,230)
	GBP	13,000	(E)	(222)	6/15/26	1.40%	6 month GBP-LIBOR-BBA	(130)
	GBP	1,000	(E)	(11)	6/15/21	0.925%	6 month GBP-LIBOR-BBA	(4)
	GBP	29,000	(E)	(648)	6/15/26	1.35%	6 month GBP-LIBOR-BBA	(245)
	GBP	14,000	(E)	(48)	6/15/18	0.70%	6 month GBP-LIBOR-BBA	(2)
	GBP	11,656,000	(E)	(5,789)	6/15/18	6 month GBP-LIBOR-BBA	0.90%	23,072
	GBP	7,443,000	(E)	12,713	6/15/18	6 month GBP-LIBOR-BBA	0.7501%	(542)
	GBP	1,061,000	(E)	(11,584)	6/15/26	1.4005%	6 month GBP-LIBOR-BBA	(4,187)
	JPY	115,410,000		(17)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	215,221
	JPY	147,813,000		(35)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	157,948
	JPY	115,410,000		(17)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(184,525)
	JPY	147,813,000		(40)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(135,794)
	JPY	721,718,000	(E)	(60)	6/15/21	0.065%	6 month JPY-LIBOR-BBA	1,094
	JPY	127,873,000	(E)	(39)	6/15/46	0.6725%	6 month JPY-LIBOR-BBA	(20,888)
	NOK	182,087,000	(E)	(7,826)	6/15/18	6 month NOK-NIBOR-NIBR	0.80%	12,001
	NOK	28,011,000	(E)	13,561	6/15/26	6 month NOK-NIBOR-NIBR	1.55%	50,225
	NOK	17,909,000	(E)	(4,926)	6/15/21	1.05%	6 month NOK-NIBOR-NIBR	(13,656)
	NOK	8,241,000		(13)	3/10/26	1.56%	6 month NOK-NIBOR-NIBR	(14,192)
	NOK	10,847,000		(17)	3/17/26	1.60%	6 month NOK-NIBOR-NIBR	(23,563)
	NOK	42,206,000	(E)	2,029	6/15/18	6 month NOK-NIBOR-NIBR	0.70%	(3,444)
	NOK	9,009,000	(E)	10,847	6/15/26	1.5505%	6 month NOK-NIBOR-NIBR	(996)
	NZD	4,619,000	(E)	(492)	6/15/26	3.10%	3 month NZD-BBR-FRA	(23,974)
	NZD	8,281,000	(E)	1,853	6/15/18	3 month NZD-BBR-FRA	2.40%	24,010
	NZD	25,643,000	(E)	(20,686)	6/15/21	2.70%	3 month NZD-BBR-FRA	(154,275)
	NZD	6,992,000	(E)	(29,898)	6/15/21	3 month NZD-BBR-FRA	2.7003%	6,594
	NZD	8,210,000	(E)	12,658	6/15/18	2.4001%	3 month NZD-BBR-FRA	(9,321)
	SEK	52,762,000	(E)	3,738	6/15/21	0.35%	3 month SEK-STIBOR-SIDE	5,545
	SEK	32,357,000	(E)	7,045	6/15/26	3 month SEK-STIBOR-SIDE	1.20%	9,289
	SEK	20,268,000	(E)	(1,324)	6/15/21	3 month SEK-STIBOR-SIDE	0.3503%	(1,981)
	SEK	9,927,000	(E)	(1,232)	6/15/26	1.2005%	3 month SEK-STIBOR-SIDE	(1,979)

	Total			$926,530	$(1,410,262)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$770,843	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(6,842)
	191,202	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,071
	428,587	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(810)
	493,042	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,761
	60,481	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(23)
	231,525	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	295
	1,097,600	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,147
	1,630,792	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	8,789
	567,993	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,527)
	676,560	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(4,697)
	407,119	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,827)
	516,562	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,586)
	679,461	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(262)
	97,469	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(38)
	1,402,757	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,810
	649,923	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,666
	1,026,566	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	10,184
	3,721,260	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,365)
	2,549,406	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,042
	15,113,138	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	40,493
	9,138,332	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,589)
EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(22,541)
EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(10,122)
EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(13,309)
Citibank, N.A.
	$902,069	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,417
	546,637	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,465
	1,411,650	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,782
Credit Suisse International
	592,881	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,589
	621,183	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,147)
	940,891	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(6,532)
	987,444	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,017
	1,087,937	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,935
	919,917	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(6,387)
	1,754,591	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(12,182)
	758,083	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,639)
	379,423	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,823)
	494,468	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,983)
	681,197	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,758)
	546,993	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,426)
	1,310,875	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(13,004)
	3,962,192	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,158)
	1,623,240	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,729)
	1,599,673	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(21,861)
	1,532,640	(8,861)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,334
Deutsche Bank AG
	621,183	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,147)
Goldman Sachs International
	787,053	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,488)
	281,848	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(109)
	1,913,276	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,982)
	1,913,276	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,982)
	435,054	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,504)
	163,428	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(565)
	115,104	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(218)
	1,251,264	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,297)
	301,945	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(571)
	603,834	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,142)
	303,758	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,050)
	595,997	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,060)
	364,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,260)
	27,953	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(97)
	74,485	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(257)
	19,991	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8)
	382,253	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(148)
	2,491,305	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,112)
	308,355	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(583)
	2,153,571	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,114)
	329,709	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,874)
	1,444,259	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,189
	1,564,166	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(15,761)
	1,248,742	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,583)
	766,464	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,723)
	1,611,109	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,582)
	961,054	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	9,534
EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(101,365)
EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(33,468)
EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	(6,214)
EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(12,307)
EUR	2,664,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(47,696)
EUR	1,502,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(15,849)
JPMorgan Chase Bank N.A.
	$3,041,707	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26,518)
	2,309,274	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,133)
	479,666	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,182)
	1,444,259	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,189
EUR	1,332,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(29,222)
EUR	1,332,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(27,828)
EUR	1,607,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	(17,434)
EUR	1,322,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(13,949)

Total		$(8,861)	$(620,840)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$579
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	(149)
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	216
	CMBX NA BBB- Index	BBB-/P	20,577	361,000	5/11/63	300 bp	(1,486)
	Credit Suisse International
	CMBX NA BB Index	—	(42,255)	2,394,000	5/11/63	(500 bp)	222,826
	CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	17,037
	CMBX NA BBB- Index	BBB-/P	28,561	1,973,000	5/11/63	300 bp	(92,023)
	CMBX NA BBB- Index	BBB-/P	39,848	3,034,000	5/11/63	300 bp	(145,580)
	CMBX NA BBB- Index	BBB-/P	124,571	3,500,000	1/17/47	300 bp	(190,487)
	CMBX NA BBB- Index	BBB-/P	276,483	3,701,000	1/17/47	300 bp	(56,668)
	CMBX NA BBB- Index	BBB-/P	359,779	10,489,000	1/17/47	300 bp	(584,406)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(394)	57,000	5/11/63	300 bp	(3,878)
	CMBX NA BBB- Index	BBB-/P	458	46,000	1/17/47	300 bp	(3,683)
	CMBX NA BBB- Index	BBB-/P	360	101,000	1/17/47	300 bp	(8,731)
	CMBX NA BBB- Index	BBB-/P	360	101,000	1/17/47	300 bp	(8,731)
	CMBX NA BBB- Index	BBB-/P	934	120,000	1/17/47	300 bp	(9,868)
	CMBX NA BBB- Index	BBB-/P	902	211,000	1/17/47	300 bp	(18,092)
	CMBX NA BBB- Index	BBB-/P	752	211,000	1/17/47	300 bp	(18,241)
	CMBX NA BBB- Index	BBB-/P	752	211,000	1/17/47	300 bp	(18,241)
	CMBX NA BBB- Index	BBB-/P	331	306,000	1/17/47	300 bp	(27,215)
	CMBX NA BBB- Index	BBB-/P	1,271	324,000	1/17/47	300 bp	(27,894)
	CMBX NA BB Index	—	(3,036)	355,000	5/11/63	(500 bp)	36,272
	CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	18,323
	CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	13,652
	CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	12,134
	CMBX NA BB Index	—	707	42,000	5/11/63	(500 bp)	5,358
	CMBX NA BB Index	—	390	38,000	5/11/63	(500 bp)	4,597
	CMBX NA BB Index	—	46	38,000	5/11/63	(500 bp)	4,254
	CMBX NA BB Index	—	(1,210)	117,000	1/17/47	(500 bp)	16,963
	CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	9,507
	CMBX NA BBB- Index	BBB-/P	(120)	12,000	5/11/63	300 bp	(854)
	CMBX NA BBB- Index	BBB-/P	(84)	21,000	5/11/63	300 bp	(1,368)
	CMBX NA BBB- Index	BBB-/P	(327)	30,000	5/11/63	300 bp	(2,161)
	CMBX NA BBB- Index	BBB-/P	(83)	31,000	5/11/63	300 bp	(1,977)
	CMBX NA BBB- Index	BBB-/P	(331)	33,000	5/11/63	300 bp	(2,348)
	CMBX NA BBB- Index	BBB-/P	(933)	56,000	5/11/63	300 bp	(4,356)
	CMBX NA BBB- Index	BBB-/P	3,057	74,000	1/17/47	300 bp	(3,604)
	CMBX NA BBB- Index	BBB-/P	3,731	177,000	1/17/47	300 bp	(12,202)
	CMBX NA BBB- Index	BBB-/P	7,482	180,000	1/17/47	300 bp	(8,721)
	CMBX NA BBB- Index	BBB-/P	5,449	182,000	1/17/47	300 bp	(10,934)
	CMBX NA BBB- Index	BBB-/P	8,242	191,000	1/17/47	300 bp	(8,951)
	CMBX NA BBB- Index	BBB-/P	7,689	191,000	1/17/47	300 bp	(9,505)
	CMBX NA BBB- Index	BBB-/P	7,689	191,000	1/17/47	300 bp	(9,505)
	CMBX NA BBB- Index	BBB-/P	9,030	298,000	1/17/47	300 bp	(17,795)
	CMBX NA BBB- Index	BBB-/P	9,657	326,000	1/17/47	300 bp	(19,688)
	CMBX NA BBB- Index	BBB-/P	47,161	340,000	1/17/47	300 bp	16,555
	CMBX NA BBB- Index	BBB-/P	18,800	590,000	1/17/47	300 bp	(34,310)
	CMBX NA BBB- Index	BBB-/P	133,315	670,000	1/17/47	300 bp	73,004
	CMBX NA BBB- Index	BBB-/P	25,296	817,000	1/17/47	300 bp	(48,248)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(2,168)	403,000	5/11/63	(300 bp)	22,462
	CMBX NA BBB- Index	—	(9,525)	397,000	5/11/63	(300 bp)	14,738
	CMBX NA BBB- Index	—	(5,102)	198,000	5/11/63	(300 bp)	6,999
	CMBX NA BBB- Index	BBB-/P	10,955	198,000	1/17/47	300 bp	(6,868)
	CMBX NA BBB- Index	BBB-/P	12,553	238,000	1/17/47	300 bp	(8,871)
	CMBX NA BBB- Index	BBB-/P	6,379	244,000	1/17/47	300 bp	(15,585)
	CMBX NA BBB- Index	BBB-/P	8,293	327,000	1/17/47	300 bp	(21,142)

	Total		$1,151,411	$(968,890)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $220,340,370.
(b)	The aggregate identified cost on a tax basis is $374,785,580, resulting in gross unrealized appreciation and depreciation of $1,739,429 and $26,425,176, respectively, or net unrealized depreciation of $24,685,747.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$16,506,406	$18,926,843	$24,639,439	$13,867	$10,793,810
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $140,512,680 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.7%
	Greece	2.6
	Argentina	1.7
	Russia	1.7
	Venezuela	1.3
	Canada	0.8
	United Kingdom	0.6
	Luxembourg	0.5
	Indonesia	0.5
	Ukraine	0.5
	Other	3.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,891,003 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,508,549 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	—	—	260
Total common stocks	—	—	14,099
Convertible bonds and notes	—	166,760	—
Corporate bonds and notes	—	71,065,007	6
Foreign government and agency bonds and notes	—	23,198,863	—
Mortgage-backed securities	—	94,572,318	5,464,721
Preferred stocks	171,079	113,400	—
Purchased options outstanding	—	379,430	—
Purchased swap options outstanding	—	1,039,434	—
Senior loans	—	4,363,554	—
U.S. government and agency mortgage obligations	—	127,085,145	—
Short-term investments	10,793,810	11,672,207	—

Totals by level	$10,964,889	$333,656,118	$5,478,826

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,803,449)	$—
Futures contracts	(46,376)	—	—
Written options outstanding	—	(250,870)	—
Written swap options outstanding	—	(2,359,514)	—
Forward premium swap option contracts	—	(154,925)	—
TBA sale commitments	—	(43,631,720)	—
Interest rate swap contracts	—	(2,277,138)	—
Total return swap contracts	—	(611,979)	—
Credit default contracts	—	(2,120,301)	—

Totals by level	$(46,376)	$(53,209,896)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Common stocks*:
Consumer cyclicals	$13,838	$—	$—	$1	$—	$—	$—	$—	$13,839
Energy	260	—	—	—	—	—	—	—	260
Total common stocks	$14,098	—	—	1	—	—	—	—	$14,099
Corporate bonds and notes	$8	—	—	(2)	—	—	—	—	$6
Mortgage-backed securities	$5,569,890	(153,970)	—	(140,895)	1,287,596	—	—	(1,097,900)	$5,464,721

Totals	$5,583,996	$(153,970)	$—	$(140,896)	$1,287,596	$—	$—	$(1,097,900)	$5,478,826

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(140,894) related to Level 3 securities still held at period end.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$469,715	$2,590,016
Foreign exchange contracts	1,838,159	3,641,608
Interest rate contracts	4,360,430	8,642,368

Total	$6,668,304	$14,873,992

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$81,800,000
Purchased swap option contracts (contract amount)		$477,000,000
Written TBA commitment option contracts (contract amount)		$165,800,000
Written swap option contracts (contract amount)		$479,000,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$231,000,000
OTC interest rate swap contracts (notional)		$12,600,000
Centrally cleared interest rate swap contracts (notional)		$1,168,700,000
OTC total return swap contracts (notional)		$135,600,000
OTC credit default contracts (notional)		$35,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$33,476	$—	$26,178	$—	$—	$—	$—	$—	$—	$59,654
	Centrally cleared interest rate swap contracts§	—	—	1,397,224	—	—	—	—	—	—	—	—	—	—	—	—	1,397,224
	OTC Total return swap contracts*#	—	92,258	—	7,664	34,736	—	22,723	—	13,189	—	—	—	—	—	—	170,570
	OTC Credit default contracts*#	—	—	—	—	283,254	—	125,467	—	—	60,994	—	—	—	—	—	469,715
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	12,559	—	—	—	—	12,559
	Forward currency contracts#	148,255	185,902	—	217,496	194,558	106,872	450,650	483	130,956	—	—	200,603	50,383	122,014	29,987	1,838,159
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	444,275	—	—	—	—	—	—	444,275
	Purchased swap options#	—	398,397	—	35	104,418	—	235,680	—	300,904	—	—	—	—	—	—	1,039,434
	Purchased options#	—	—	—	—	—	—	—	—	379,430	—	—	—	—	—	—	379,430

	Total Assets	$148,255	$676,557	$1,397,224	$225,195	$616,966	$106,872	$867,996	$483	$1,294,932	$60,994	$12,559	$200,603	$50,383	$122,014	$29,987	$5,811,020

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—	$—	$—	$—	$—	$—
	Centrally cleared interest rate swap contracts§	—	—	1,706,368	—	—	—	—	—	—	—	—	—	—	—	—	1,706,368
	OTC Total return swap contracts*#	—	109,538	—	—	158,629	2,147	372,969	—	139,266	—	—	—	—	—	—	782,549
	OTC Credit default contracts*#	58,976	—	—	—	1,898,406	—	541,988	—	—	90,646	—	—	—	—	—	2,590,016
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	419,157	353,804	—	402,216	283,185	107,096	417,137	204,632	540,496	—	—	376,666	208,731	53,531	274,957	3,641,608
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	599,200	—	—	—	—	—	—	599,200
	Written swap options#	—	515,346	—	70	158,987	—	109	—	1,685,002	—	—	—	—	—	—	2,359,514
	Written options#	—	—	—	—	—	—	—	—	250,870	—	—	—	—	—	—	250,870

	Total Liabilities	$478,133	$978,688	$1,706,368	$402,286	$2,499,207	$109,243	$1,332,203	$204,632	$3,214,834	$90,646	$—	$376,666	$208,731	$53,531	$274,957	$11,930,125

	Total Financial and Derivative Net Assets	$(329,878)	$(302,131)	$(309,144)	$(177,091)	$(1,882,241)	$(2,371)	$(464,207)	$(204,149)	$(1,919,902)	$(29,652)	$12,559	$(176,063)	$(158,348)	$68,483	$(244,970)	$(6,119,105)
	Total collateral received (pledged)##†	$(307,960)	$(281,944)	$—	$(129,987)	$(1,882,241)	$(2,371)	$(464,207)	$(126,975)	$(1,612,801)	$(29,652)	$—	$(130,000)	$(110,978)	$—	$—
	Net amount	$(21,918)	$(20,187)	$(309,144)	$(47,104)	$—	$—	$—	$(77,174)	$(307,101)	$—	$12,559	$(46,063)	$(47,370)	$68,483	$(244,970)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016